SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Estimated useful lives)	12 Months Ended
Dec. 31, 2023
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful live	5 - 7 years
Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful live	10 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful live	10 years or lease term, if shorter